Post employment benefits (Tables)	12 Months Ended
Mar. 31, 2018
Post employment benefits
Schedule of income statement expense for defined benefit plans

	2018	2017	2016
	€m	€m	€m
Defined contribution schemes	178	192	214
Defined benefit schemes	44	20	56
Total amount charged to income statement (note 24)	222	212	270

Schedule of actuarial assumptions for defined benefit plans

	2018	2017	2016
	%	%	%
Weighted average actuarial assumptions used at 31 March[1]:
Rate of inflation[2]	2.9	3.0	2.8
Rate of increase in salaries	2.7	2.6	2.6
Discount rate	2.5	2.6	3.2

Notes:

1	Figures shown represent a weighted average assumption of the individual schemes.
2	The rate of increases in pensions in payment and deferred revaluation are dependent on the rate of inflation.

Schedule of charges made to consolidated income statement and consolidated statement of comprehensive income on basis of actuarial assumptions

	2018	2017	2016
	€m	€m	€m
Current service cost	34	43	45
Past service costs	2	(27)	—
Net interest charge	8	4	11
Total included within staff costs	44	20	56
Actuarial losses/(gains) recognised in the SOCI	94	274	(216)

Schedule of fair value of assets and present value of liabilities under defined benefit plans
	Assets	Liabilities	Net deficit
	€m	€m	€m
1 April 2016	6,229	(6,570)	(341)
Reclassification as held for sale	—	12	12
	6,229	(6,558)	(329)
Service cost	—	16	16
Interest income/(cost)	190	(194)	(4)
Return on plan assets excluding interest income	818	—	818
Actuarial losses arising from changes in financial assumptions	—	(1,204)	(1,204)
Actuarial gains arising from experience adjustments	—	112	112
Employer cash contributions	24	—	24
Member cash contributions	8	(8)	—
Benefits paid	(180)	180	—
Exchange rate movements	(403)	403	—
Other movements	23	(50)	(27)
31 March 2017	6,709	(7,303)	(594)

Service cost	—	(36)	(36)
Interest income/(cost)	167	(175)	(8)
Return on plan assets excluding interest income	(37)	—	(37)
Actuarial losses arising from changes in demographic assumptions	—	(46)	(46)
Actuarial losses arising from changes in financial assumptions	—	(12)	(12)
Actuarial gains arising from experience adjustments	—	1	1
Employer cash contributions	301	—	301
Member cash contributions	8	(8)	—
Benefits paid	(289)	289	—
Exchange rate movements	(156)	166	10
Other movements	(6)	17	11
31 March 2018	6,697	(7,107)	(410)

An analysis of net (deficit)/assets is provided below for the Group as a whole

	2018	2017	2016	2015	2014
	€m	€m	€m	€m	€m
Analysis of net (deficit)/assets:
Total fair value of scheme assets	6,697	6,709	6,229	6,857	4,652
Present value of funded scheme liabilities	(7,028)	(7,222)	(6,487)	(7,316)	(5,237)
Net deficit for funded schemes	(331)	(513)	(258)	(459)	(585)
Present value of unfunded scheme liabilities	(79)	(81)	(83)	(91)	(80)
Net deficit	(410)	(594)	(341)	(550)	(665)
Net deficit is analysed as:
Assets[1]	110	57	224	234	42
Liabilities	(520)	(651)	(565)	(784)	(707)

Note:

1

Pension assets are deemed to be recoverable and there are no adjustments in respect of minimum funding requirements as economic benefits are available to the Company either in the form of future refunds or, for plans still open to benefit accrual, in the form of possible reductions in future contributions. The International Accounting Standards Board (IASB) published an Exposure Draft in June 2015 that would amend IFRIC14 IAS19 – The Limit on a Defined Benefit Asset, Minimum Funding Requirements and Their Interaction. However, in 2017 the IASB stated that they are carrying out “further work to assess whether it can establish a more principles-based approach in IFRIC14 for an entity to assess and measure its right to a refund of a surplus”. As such, it is not clear at this stage how and when IFRIC14 may be revised, and we will assess the impact of any changes when the revised version is published.

An analysis of net assets/(deficit) is provided below for the Group’s largest defined benefit pension scheme in the UK, which is a funded scheme. As part of the merger of the Vodafone UK plan and the CWWRP plan on 6 June 2014 the assets and liabilities of the CWW Section are segregated from the Vodafone Section and hence are reported separately below.

	CWW Section					Vodafone Section
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014
	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m
Analysis of net assets/(deficit):
Total fair value of scheme assets	2,760	2,894	2,762	3,114	2,155	2,773	2,654	2,408	2,645	1,626
Present value of scheme liabilities	(2,655)	(2,842)	(2,543)	(2,884)	(2,097)	(2,945)	(2,962)	(2,548)	(2,951)	(2,030)
Net assets/(deficit)	105	52	219	230	58	(172)	(308)	(140)	(306)	(404)
Net assets/(deficit) are analysed as:
Assets	105	52	219	230	58	—	—	—	—	—
Liabilities	—	—	—	—	—	(172)	(308)	(140)	(306)	(404)

Schedule of fair value of pension assets

	2018	2017
	€m	€m
Cash and cash equivalents	95	104
Equity investments:
With quoted prices in an active market	1,407	1,938
Without quoted prices in an active market	360	413
Debt instruments:
With quoted prices in an active market	4,149	3,982
Without quoted prices in an active market	590	461
Property:
With quoted prices in an active market	27	30
Without quoted prices in an active market	78	78
Derivatives:[1]
With quoted prices in an active market	(1,146)	(1,218)
Without quoted prices in an active market	44	(1)
Investment fund	275	299
Annuity policies – Without quoted prices in an active market	818	623
Total	6,697	6,709

Note:

1Derivatives include collateral held in the form of cash.

Schedule of sensitivity analysis under defined benefit plans

	Rate of inflation		Rate of increase in salaries		Discount rate		Life expectancy
	Decrease by 0.5%	Increase by 0.5%	Decrease by 0.5%	Increase by 0.5%	Decrease by 0.5%	Increase by 0.5%	Increase by 1 year	Decrease by 1 year
	€m	€m	€m	€m	€m	€m	€m	€m
(Decrease)/increase in present value of defined obligation[1]	(556)	633	(4)	5	833	(713)	223	(220)

Note:

1

The sensitivity analysis may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another. In presenting this sensitivity analysis, the change in the present value of the defined benefit obligation has been calculated on the same basis as prior years using the projected unit credit method at the end of the year, which is the same as that applied in calculating the defined benefit obligation liability recognised in the statement of financial position. The rate of inflation assumption sensitivity factors in the impact of changes to all assumptions relating to inflation including the rate of increase in salaries, pension increases and deferred revaluations.